Summary of Significant Accounting Policies: Fair Value Measurements and Fair Value of Financial Instruments: Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Details
Derivative Liability				$ 1,211,236	$ 937,867
Change in fair value of warrants	$ 0	$ (1,211,236)	$ (1,211,236)	$ 273,369